Operating Segments	6 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
20.	OPERATING SEGMENTS

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the CODM (“Chief Operating Decision Maker”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

As of six months ended September 30, 2025 and September 30, 2024

During the period ended September 30, 2025 and 2024, the operation segment of the Company is trading of proprietary digital assets and derivative contracts segment.

The trading of proprietary digital assets and derivative contracts segment’s results is equivalent to the Company’s results from continuing operation which are disclosed in the statement of profit or loss and comprehensive income (loss).

Geographical information

Revenue

For the six months ended September 30, 2025 and 2024, the income from continuing operation of the Company is mainly generated from Hong Kong.

The revenue information of above is based on the location of the clients’ country of incorporation.

Non-current assets

As of September 30, 2025 and March 31, 2025, all non-current assets of the Company are based in Hong Kong,

Major clients

As of September 30, 2025 and March 31, 2025, there was no concentration in the Company’s gross accounts receivables. For the period ended September 30, 2025 and 2024, there was no concentration in the Company’s revenues.